Other costs and other income (Tables)	12 Months Ended
Dec. 31, 2023
Other costs [Abstract]
Schedule of other costs

Figures in million – SA rand	Note	2023	2022	2021
Care and maintenance		(1,378)	(794)	(737)
Loss due to dilution of interest in joint operation		—	—	(4)
Non-recurring COVID-19 costs		—	—	(3)
Corporate and social investment costs		(149)	(237)	(288)
Cost incurred on employee and community trusts		(469)	(429)	(744)
Onerous contract provision	30.2	(1,865)	—	—
Exploration costs		(183)	(12)	(12)
Non-mining royalties		(84)	(235)	(327)
Strike related costs		(3)	(258)	—
Service entity costs		(366)	(569)	(534)
Loss on deconsolidation of a subsidiary		—	(309)	—
Other		(1,361)	(836)	(369)
Total other costs		(5,858)	(3,679)	(3,018)

Schedule of other income

Figures in million – SA rand	Note	2023	2022	2021
Change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable		45	71	167
Service entity income		497	464	398
Gain on remeasurement of previous interest in Kroondal	19	298	—	—
Sundry income		387	429	183
Profit on sale of Lonmin Canada[1]		—	145	—
Gain on increase in equity-accounted investment		5	—	—
Profit on sale of St Helena Hospital		—	—	16
Gain on deregistration of a subsidiary		—	1	—
Total other income		1,232	1,110	764
1The Group disposed of its interest in Lonmin Canada to Magna Mining Incorporated for an aggregate purchase consideration of CAD10 million (Canadian dollars) of which CAD2 million is deferred over twelve months. The transaction concluded during Q4 2022 and resulted in a profit of R145 million recognised in profit or loss. Lonmin
Canada held the Denison PGM exploration project in Canada and was acquired as part of the Lonmin plc (subsequently renamed to Sibanye UK Limited) acquisition on
7 June 2019